Other Assets - Schedule of Other Assets (Details) - CAD CAD in Millions	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Renewable Energy Credits (Note 8 (xiv))	CAD 39	CAD 17
Deferred compensation plan assets (Note 16)	24	25
Other investments	21	13
Available-for-sale investment (Notes 28 and 30)	0	33
Deposit on acquisition of Aitken Creek (Note 27)	0	38
Other	97	78
Other assets	406	352
Supplemental Employee Retirement Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Assets for Plan Benefits, Noncurrent	115	58
Defined Benefit Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Assets for Plan Benefits, Noncurrent	32	11
Belize Electricity
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Equity investment - Belize Electricity	CAD 78	CAD 79